                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [_]; Amendment Number:
                                               ----------

       This Amendment (Check only one.): [_] is a restatement.
                                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brookside Capital Management, LLC*
Address: 111 Huntington Avenue
         Boston, MA 02199

Form 13F File Number: 28-06625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Domenic J. Ferrante
Title: Managing Member
Phone: (617) 516-2000

Signature, Place, and Date of Signing:

 /s/ Domenic J. Ferrante           Boston, MA                   11/15/10
-------------------------   -------------------------   ------------------------

*Brookside Capital Management, LLC is the general partner of Brookside Capital Investors II, L.P., the general partner of Brookside Capital Trading Fund, L.P. (the "Fund"). Domenic J. Ferrante is the Managing Member of Brookside Capital Management, LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 2

Form 13F Information Table Entry Total:           81

Form 13F Information Table Value Total:    7,356,789
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.    Form 13F File Number     Name
     ---    --------------------     ------------------------------------
     1      28-13491                 Brookside Capital Trading Fund, L.P.
     2      28-13492                 Brookside Capital Investors II, L.P.

                        BROOKSIDE CAPITAL MANAGEMENT, LLC
                   FORM 13F INFORMATION TABLE AS OF 9/30/2010

                                                               MARKET
                                                                VALUE                   INVESTMENT    OTHER   VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP        (X1000)        SHARES    DISCRETION  MANAGERS       (SOLE)
----------------------------  ----------------  ---------  ----------  --------------  ----------  --------  ----------------
ACE LTD                             SHS         H0023R105      58,250       1,000,000    (sole)                      X
ALBEMARLE CORP                      COM         012653101      15,225         325,256    (sole)                      X
ALERE INC                        COM ADDED      01449J105      99,392       3,213,439    (sole)                      X
ALEXION PHARMACEUTICALS             COM         015351109      33,871         526,281    (sole)                      X
ALLOT COMMUNICATIONS LTD            SHS         M0854Q105      20,491       3,426,638    (sole)                      X
AMAZON COM INC                      COM         023135106     236,831       1,507,900    (sole)                      X
AMERICAN TOWER CORP                 CL A        029912201      62,979       1,228,622    (sole)                      X
AMYLIN PHARMACEUTICALS INC          COM         032346108      70,994       3,404,982    (sole)                      X
ANHEUSER BUSCH INBEV SA/NV     SPONSORED ADR    03524A108      37,677         641,309    (sole)                      X
APPLE INC                           COM         037833100     336,801       1,186,963    (sole)                      X
APPLIED MICRO CIRCUITS CORP       COM NEW       03822W406      39,615       3,961,453    (sole)                      X
ASHLAND INC NEW                     COM         044209104      11,293         231,558    (sole)                      X
ASSURED GUARANTY LTD                COM         G0585R106      55,608       3,250,000    (sole)                      X
AVEO PHARMACEUTICALS INC            COM         053588109      14,482       1,300,000    (sole)                      X
BANK OF AMERICA CORPORATION         COM         060505104     222,743      17,000,000    (sole)                      X
BAXTER INTL INC                     COM         071813109     109,886       2,303,210    (sole)                      X
BOEING CO                           COM         097023105     161,987       2,434,431    (sole)                      X
BORGWARNER INC                      COM         099724106       3,102          58,944    (sole)                      X
COMPANHIA BRASILEIRA DE DIST  SPN ADR PFD CL A  20440T201      22,731         329,340    (sole)                      X
BURGER KING HLDGS INC               COM         121208201      17,236         721,793    (sole)                      X
CAMERON INTERNATIONAL CORP          COM         13342B105      73,932       1,720,955    (sole)                      X
CELANESE CORP DEL                COM SER A      150870103     110,019       3,427,391    (sole)                      X
CHECK POINT SOFTWARE TECH LT        ORD         M22465104     121,784       3,297,701    (sole)                      X
CHINA LODGING GROUP LTD        SPONSORED ADR    16949N109      19,950         850,000    (sole)                      X
CIENA CORP                        COM NEW       171779309     112,399       7,218,973    (sole)                      X
CITIGROUP INC                       COM         172967101     115,932      29,650,000    (sole)                      X
COGNIZANT TECHNOLOGY SOLUTIO        CL A        192446102     197,536       3,063,998    (sole)                      X
COOPER INDUSTRIES PLC               SHS         G24140108      23,967         489,831    (sole)                      X
DANAHER CORP DEL                    COM         235851102      79,839       1,966,000    (sole)                      X
DENDREON CORP                       COM         24823Q107     193,881       4,708,133    (sole)                      X
DIGITAL RLTY TR INC                 COM         253868103      74,479       1,207,111    (sole)                      X
DIRECTV                           COM CL A      25490A101     109,917       2,640,328    (sole)                      X
DOMINOS PIZZA INC                   COM         25754A201      10,384      785,461.00    (sole)                      X
EASTMAN CHEM CO                     COM         277432100      72,281         976,764    (sole)                      X
ELECTRONIC ARTS INC                 COM         285512109     140,071       8,516,239    (sole)                      X
ELOYALTY CORP                     COM NEW       290151307       3,402         486,031    (sole)                      X
E M C CORP MASS                     COM         268648102     159,696       7,862,911    (sole)                      X
EXPRESS SCRIPTS INC                 COM         302182100     121,335       2,491,486    (sole)                      X
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109      47,159       1,944,514    (sole)                      X
GOLDMAN SACHS GROUP INC             COM         38141G104     303,618       2,100,000    (sole)                      X
GOOGLE INC                          CL A        38259P508     110,931         210,979    (sole)                      X
GUESS INC                           COM         401617105      64,600       1,589,970    (sole)                      X
HARMAN INTL INDS INC                COM         413086109      12,071         361,286    (sole)                      X
HOME INNS & HOTELS MGMT INC       SPON ADR      43713W107      48,040         970,304    (sole)                      X
HONEYWELL INTL INC                  COM         438516106      50,459       1,148,370    (sole)                      X
INTERDIGITAL INC                    COM         45867G101       3,997         135,000    (sole)                      X
KOHLS CORP                          COM         500255104     460,863       8,748,358    (sole)                      X
LINCOLN NATL CORP IND               COM         534187109     167,440       7,000,000    (sole)                      X
LONGTOP FINL TECHNOLOGIES LT        ADR         54318P108      30,207         767,657    (sole)                      X
MACYS INC                           COM         55616P104      97,986       4,245,500    (sole)                      X
MAP PHARMACEUTICALS INC             COM         56509R108      45,893       2,999,526    (sole)                      X
MARSHALL & ILSLEY CORP NEW          COM         571837103      70,400      10,000,000    (sole)                      X
MCKESSON CORP                       COM         58155Q103      36,951         598,100    (sole)                      X
MEAD JOHNSON NUTRITION CO           COM         582839106     208,944       3,671,483    (sole)                      X
MEDCO HEALTH SOLUTIONS INC          COM         58405U102      78,826       1,514,128    (sole)                      X
MSC INDL DIRECT INC                 CL A        553530106      46,485         860,200    (sole)                      X
NANOSPHERE INC                      COM         63009F105      22,499       4,473,037    (sole)                      X
NEWS CORP                           CL A        65248E104     172,406      13,201,078    (sole)                      X
OWENS CORNING NEW                   COM         690742101      29,740       1,160,355    (sole)                      X
PARAMETRIC TECHNOLOGY CORP        COM NEW       699173209      62,079       3,177,000    (sole)                      X
PEABODY ENERGY CORP                 COM         704549104      45,041         919,018    (sole)                      X
POTASH CORP SASK INC                COM         73755L107      14,116          98,000    (sole)                      X
PUBLIC SVC ENTERPRISE GROUP         COM         744573106      51,396       1,553,694    (sole)                      X
QUALCOMM INC                        COM         747525103     442,369       9,801,560    (sole)                      X
SBA COMMUNICATIONS CORP             COM         78388J106      43,760       1,085,859    (sole)                      X
SONUS NETWORKS INC                  COM         835916107      47,398      13,427,054    (sole)                      X

                                                               MARKET
                                                                VALUE                  INVESTMENT    OTHER   VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP        (X1000)       SHARES    DISCRETION  MANAGERS       (SOLE)
----------------------------  ----------------  ---------  ----------  --------------  ----------  --------  ----------------
SOUFUN HLDGS LTD                 ADR ADDED      836034108      17,599         270,009    (sole)                      X
STANLEY BLACK & DECKER INC          COM         854502101     118,908       1,940,400    (sole)                      X
STREAM GLOBAL SVCS INC              COM         86323M100       5,063       1,250,000    (sole)                      X
SYNIVERSE HLDGS INC                 COM         87163F106      48,477       2,138,370    (sole)                      X
TARGET CORP                         COM         87612E106     362,331       6,780,145    (sole)                      X
TECK RESOURCES LTD                  CL B        878742204      83,472       2,028,000    (sole)                      X
TEKELEC                             COM         879101103      83,773       6,463,954    (sole)                      X
TENGION INC                         COM         88034G109       2,152         696,914    (sole)                      X
TRW AUTOMOTIVE HLDGS CORP           COM         87264S106      61,650       1,483,405    (sole)                      X
UNITED STATES STL CORP NEW          COM         912909108      14,985         341,800    (sole)                      X
VERISIGN INC                        COM         92343E102      70,110       2,208,880    (sole)                      X
VISTAPRINT N V                      SHS         N93540107      54,865       1,419,541    (sole)                      X
VONAGE HLDGS CORP                   COM         92886T201      13,749       5,391,648    (sole)                      X
WALTER ENERGY INC                   COM         93317Q105      62,195         765,100    (sole)                      X
YUM BRANDS INC                      COM         988498101     169,790       3,686,286    (sole)                      X